KUNZMAN & BOLLINGER, INC.

ATTORNEYS-AT-LAW

5100 N. BROOKLINE, SUITE 600

OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501

Fax (405) 942-3527

January 18, 2007

ELECTRONIC FILING

Ms. Pamela A. Long

United States Securities and

Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	LEAF Equipment Leasing Income Fund III, L.P. Pre-Effective Amendment No. 4 to Registration Statement on Form S-1 Filed January 17, 2007 SEC File No. 333-137734

Dear Ms. Long:

Enclosed for filing is Pre-Effective Amendment No. 4 to the Registration Statement for LEAF Equipment Leasing Income Fund III, L.P. (the “Fund”). Also, all references in our responses to the “prospectus” are to the form of prospectus included in Pre-Effective Amendment No. 4 to the Registration Statement.

Kunzman & Bollinger, Inc.

Ms. Pamela Long

United States Securities and

Exchange Commission

January 18, 2007

Certain revisions have been made to the Registration Statement in Pre-Effective Amendment No. 4 at the request of state securities administrators and other revisions have been made to conform or update the information presented.

Please contact the undersigned or Wallace W. Kunzman, Jr. if you have any questions or comments concerning this response.

Very truly yours,

KUNZMAN & BOLLINGER, INC.
/s/ Gerald A. Bollinger

Gerald A. Bollinger
cc:	Mr. Dan Courtney Mr. Matt Franker